Geographic areas - Significant Customers (Details) - Revenue - Customer concentration risk	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	15.00%	13.00%	13.00%
Customer A | D-Wave Systems Inc. [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					15.00%	22.00%
Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	11.00%	13.00%	12.00%
Customer B | D-Wave Systems Inc. [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					13.00%	17.00%
Customer C
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	0.00%
Customer C | D-Wave Systems Inc. [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					12.00%	10.00%